Severance Indemnities and Pension Plans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Foreign offices and subsidiaries | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	¥ 6,141	¥ 8,281
Interest cost on projected benefit obligation	4,345	7,667
Expected return on plan assets	(5,574)	(18,381)
Amortization of net actuarial loss (gain)	837	3,896
Amortization of prior service cost	(435)	(1,607)
Loss (gain) on settlements and curtailment	974	0
Net periodic benefit cost (income)	6,288	(144)
Foreign offices and subsidiaries | Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	30	56
Interest cost on projected benefit obligation	594	340
Expected return on plan assets	(732)	(1,338)
Amortization of net actuarial loss (gain)	584	(77)
Amortization of prior service cost	(208)	(212)
Loss (gain) on settlements and curtailment	0	0
Net periodic benefit cost (income)	268	(1,231)
Domestic subsidiaries | Pension Benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the period	17,788	20,580
Interest cost on projected benefit obligation	10,288	7,131
Expected return on plan assets	(41,218)	(42,328)
Amortization of net actuarial loss (gain)	925	346
Amortization of prior service cost	(973)	(650)
Loss (gain) on settlements and curtailment	(6,393)	(2,121)
Net periodic benefit cost (income)	¥ (19,583)	¥ (17,042)